Reinsurance (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 1,030,735	$ 1,039,775	$ 1,070,069
Premiums assumed	150,680	158,113	193,892
Premiums ceded	(179,784)	(189,902)	(189,645)
Net earned premiums	1,001,631	1,007,986	1,074,316
Direct policyholder benefits	917,800	879,038	1,029,691
Policyholder benefits assumed	162,041	157,804	198,704
Policyholder benefits ceded	(334,594)	(304,980)	(410,820)
Net policyholder benefits	745,247	731,862	817,575
Reinsurance invested assets
Effect of reinsurance on premiums earned and benefits incurred
Invested assets held in trusts	843,181	866,022
Long Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	207,159	212,727	213,074
Premiums assumed	9,709	11,983	12,093
Premiums ceded	(164,698)	(175,042)	(176,115)
Net earned premiums	52,170	49,668	49,052
Direct policyholder benefits	369,169	344,022	459,153
Policyholder benefits assumed	23,556	24,519	27,198
Policyholder benefits ceded	(325,982)	(297,768)	(404,044)
Net policyholder benefits	66,743	70,773	82,307
Short Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	823,576	827,048	856,995
Premiums assumed	140,971	146,130	181,799
Premiums ceded	(15,086)	(14,860)	(13,530)
Net earned premiums	949,461	958,318	1,025,264
Direct policyholder benefits	548,631	535,016	570,538
Policyholder benefits assumed	138,485	133,285	171,506
Policyholder benefits ceded	(8,612)	(7,212)	(6,776)
Net policyholder benefits	$ 678,504	$ 661,089	$ 735,268